INVENTORIES - Analysis of inventories (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Trade goods	₺ 6,001,460	₺ 5,724,600
Subsequently returned goods included in inventory	74,625	68,055
Cost
INVENTORIES
Trade goods	6,115,432	5,856,182
Accumulated impairment
INVENTORIES
Trade goods	₺ (113,972)	₺ (131,582)	₺ (81,292)